Goodwill and Intangible Assets (Details)	6 Months Ended
Jun. 30, 2026 USD ($)
Goodwill and Intangible Assets [Abstract]
Health care claims amount	$ 125,000
Impairment of goodwill amount	977,841
Impairment of intangible assets	$ 718,258